THE ALLIANCE GALLERY








                        Annual Report to Contract Owners


            American International Life Assurance Company of New York
                               Variable Account A

                  Alliance Variable Products Series Fund, Inc.








                                                               December 31, 1995

                                          AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                                                      OF NEW YORK (AI LIFE)
                                                       VARIABLE ACCOUNT A

                                               STATEMENT OF ASSETS AND LIABILITIES


Assets:
  Investments at Market Value:
  Alliance Variable Products Series Fund, Inc.:                         Shares            Cost
                                                                    --------------    -------------

    Money Market Portfolio ...................................       5,913,989.000      $ 5,913,989     $ 5,913,989
    Premier Growth Portfolio .................................         391,023.860        6,336,648       6,960,224
    Growth & Income Portfolio ................................         523,555.400        7,251,710       8,266,939
    International Portfolio ..................................         213,085.910        2,818,862       2,998,118
    Short-Term Multi-Market Portfolio ........................          77,816.920          806,355         823,302
    Global Bond Portfolio ....................................          80,131.190          863,593         973,594
    U.S Government/High Grade Securities Portfolio ...........         385,825.483        4,148,111       4,498,725
    Global Dollar Government Portfolio .......................          15,985.410          162,959         191,025
    North American Government Portfolio ......................          95,687.440          913,275       1,002,798
    Utility Income Portfolio .................................         104,741.390        1,162,178       1,257,944
    Conservative Investors Portfolio .........................         161,986.420        1,811,171       1,904,960
    Growth Investors Portfolio ...............................          61,846.600          693,410         734,120
    Growth Portfolio .........................................         766,068.790        9,766,208      10,901,160
    Total Return Portfolio ...................................         112,596.170        1,341,148       1,441,231
    Worldwide Privatization Portfolio ........................          61,844.200          665,270         690,801
                                                                                        -----------     -----------
    Total Investments ........................................                          $44,654,887      48,558,930
  Dividends Receivable .......................................                                               21,941
                                                                                                        -----------
        Total Assets .........................................                                          $48,580,871
                                                                                                        ===========
Liabilities:
  Payable to American International Life
    Assurance Company of New York ............................                                          $    26,735
Equity:
  Contract Owners' Equity ....................................                                           48,554,136
                                                                                                        -----------
        Total Liabilities and Equity .........................                                          $48,580,871
                                                                                                        ===========

                        See Notes to Financial Statements
                                                                               1


                                         AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                                                      OF NEW YORK (AI LIFE)
                                                       VARIABLE ACCOUNT A

                                                     STATEMENT OF OPERATIONS
                                              For the Year Ended December 31, 1995



                                                        Money        Premier       Growth &       Inter-
                                                        Market       Growth         Income       national
                                           Total      Portfolio     Portfolio      Portfolio     Portfolio
                                          -----       ---------     ---------      ---------     ---------

Investment Income (Loss):
  Dividends ........................   $   382,857   $   196,937   $    14,734    $    84,710   $    11,131
  Expenses:
    Mortality & Expense Risk Fees ..       316,207        51,459        39,595         56,534        26,650
    Daily Administrative Charges ...        14,350         1,985         1,908          2,327           937
                                       -----------   -----------   -----------    -----------   -----------
      Net Investment Income (Loss) .        52,300       143,493       (26,769)        25,849       (16,456)
                                       -----------   -----------   -----------    -----------   -----------
Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss) on Investment
    Activity .......................       438,752          --         206,646        179,555        26,266
  Change in Unrealized Appreciation
    (Depreciation) .................     4,059,714          --         631,962      1,035,975       194,742
                                       -----------   -----------   -----------    -----------   -----------
    Net Gain (Loss) on Investments .     4,498,466          --         838,608      1,215,530       221,008
                                       -----------   -----------   -----------    -----------   -----------
Increase (Decrease) in Net Assets
  Resulting From Operations ........   $ 4,550,766   $   143,493   $   811,839    $ 1,241,379   $   204,552
                                       ===========   ===========   ===========    ===========   ===========



                                        Short-Term      Global       U.S. Gov't      Global        N.Amer.
                                       Multi-Market      Bond         High Grd     Dollar Gov't     Gov't
                                        Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                        ---------      ---------      ---------     ---------     ---------


Investment Income (Loss):
  Dividends ........................   $        --    $     4,268    $    36,715   $     1,684   $    22,560
  Expenses:
    Mortality & Expense Risk Fees ..         4,021          6,976         30,640         1,592        10,584
    Daily Administrative Charges ...           194            288          1,365            56           323
                                       -----------    -----------    -----------   -----------   -----------
      Net Investment Income (Loss) .        (4,215)        (2,996)         4,710            36        11,653
                                       -----------    -----------    -----------   -----------   -----------
Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss) on Investment
    Activity .......................        (3,483)          (247)        18,645         1,659       (33,120)
  Change in Unrealized Appreciation
    (Depreciation) .................        30,769        114,189        362,005        28,993       183,345
                                       -----------    -----------    -----------   -----------   -----------
    Net Gain (Loss) on Investments .        27,286        113,942        380,650        30,652       150,225
                                       -----------    -----------    -----------   -----------   -----------
Increase (Decrease) in Net Assets
  Resulting From Operations ........   $    23,071    $   110,946    $   385,360   $    30,688   $   161,878
                                       ===========    ===========    ===========   ===========   ===========


                                         Utility      Conservative     Growth                        Total         Worldwide
                                         Income        Investors      Investors       Growth         Return      Privatization
                                        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                        ---------      ---------      ---------      ---------      ---------      ---------

Investment Income (Loss):
  Dividends ........................   $     4,260    $       509    $       101    $     2,452    $     2,111    $       685
  Expenses:
    Mortality & Expense Risk Fees ..         7,310          7,610          3,205         59,093          6,691          4,247
    Daily Administrative Charges ...           350            531            206          3,250            415            215
                                       -----------    -----------    -----------    -----------    -----------    -----------
      Net Investment Income (Loss) .        (3,400)        (7,632)        (3,310)       (59,891)        (4,995)        (3,777)
                                       -----------    -----------    -----------    -----------    -----------    -----------
Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss) on Investment
    Activity .......................         8,865          7,540          3,354         19,182          1,861          2,029
  Change in Unrealized Appreciation
    (Depreciation) .................        97,317         93,187         40,929      1,120,763        100,209         25,329
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net Gain (Loss) on Investments .       106,182        100,727         44,283      1,139,945        102,070         27,358
                                       -----------    -----------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations ........   $   102,782    $    93,095    $    40,973    $ 1,080,054    $    97,075    $    23,581
                                       ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

2-3



                                               AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                                                            OF NEW YORK (AI LIFE)
                                                             VARIABLE ACCOUNT A

                                                    STATEMENT OF CHANGES IN NET ASSETS
                                          For the Years Ended December 31, 1995 and December 31, 1994

                                                                1995

                                                                     Money           Premier       Growth &         Inter-
                                                                     Market          Growth         Income         national
                                                      Total         Portfolio       Portfolio      Portfolio       Portfolio
                                                      -----         ---------       ---------      ---------       ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............   $     52,300     $    143,493    $    (26,769)   $     25,849    $    (16,456)
  Realized Gain (Loss) on Investment Activity        438,752             --           206,646         179,555          26,266
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........      4,059,714             --           631,962       1,035,975         194,742
                                                ------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
  Resulting from Operations .................      4,550,766          143,493         811,839       1,241,379         204,552
                                                ------------     ------------    ------------    ------------    ------------
Capital Transactions:
  Contract Deposits .........................     37,156,227       15,453,447       3,643,200       3,834,979       1,225,656
  Transfers Between Funds ...................           --         (9,732,102)      1,447,409       1,285,496         304,156
  Transfers From (To) AI Life ...............     (1,437,541)            --              --              --              --
  Administrative Charges ....................         (9,296)          (1,236)           (977)         (1,208)         (1,683)
  Contract Withdrawals ......................     (1,174,004)        (602,457)        (49,333)       (128,790)       (112,438)
  Deferred Sales Charges ....................        (39,979)         (23,450)         (1,553)         (2,412)         (3,737)
  Death Benefits ............................       (145,741)            (336)        (42,673)        (37,226)           --
                                                ------------     ------------    ------------    ------------    ------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....     34,349,666        3,648,920       4,996,073       4,950,839       1,411,954
                                                ------------     ------------    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .....     38,900,432        3,792,413       5,807,912       6,192,218       1,616,506
Net Assets, at Beginning of Year ............      9,653,704        2,115,416       1,152,825       2,074,756       1,381,633
                                                ------------     ------------    ------------    ------------    ------------
Net Assets, at End of Year ..................   $ 48,554,136     $  5,907,829    $  6,960,737    $  8,266,974    $  2,998,139
                                                ============     ============    ============    ============    ============


                                                                1995

                                                   Short-Term      Global       U.S. Gov't         Global           N.Amer.
                                                  Multi-Market     Bond          High Grd        Dollar Gov't        Gov't
                                                   Portfolio     Portfolio      Portfolio         Portfolio         Portfolio
                                                   ---------     ---------      ---------         ---------         ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............   $     (4,215)   $     (2,996)   $      4,710    $         36    $     11,653
  Realized Gain (Loss) on Investment Activity         (3,483)           (247)         18,645           1,659         (33,120)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........         30,769         114,189         362,005          28,993         183,345
                                                ------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
  Resulting from Operations .................         23,071         110,946         385,360          30,688         161,878
                                                ------------    ------------    ------------    ------------    ------------
Capital Transactions:
  Contract Deposits .........................        784,239         290,274       2,199,892         114,973         498,520
  Transfers Between Funds ...................       (135,351)        326,218       1,240,474          (7,100)       (353,701)
  Transfers From (To) AI Life ...............           --              --              --              --              --
  Administrative Charges ....................            (63)           (162)           (484)            (29)         (1,048)
  Contract Withdrawals ......................           --           (29,399)        (25,751)         (5,466)        (45,276)
  Deferred Sales Charges ....................           --              (692)            (63)           --            (1,770)
  Death Benefits ............................           --              --           (33,092)           --           (32,414)
                                                ------------    ------------    ------------    ------------    ------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....        648,825         586,239       3,380,976         102,378          64,311
                                                ------------    ------------    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .....        671,896         697,185       3,766,336         133,066         226,189
Net Assets, at Beginning of Year ............        151,407         276,373         733,222          57,960         776,586
                                                ------------    ------------    ------------    ------------    ------------
Net Assets, at End of Year ..................   $    823,303    $    973,558    $  4,499,558    $    191,026    $  1,002,775
                                                ============    ============    ============    ============    ============

                                                                1995

                                                 Utility     onservative     Growth                       Total        Worldwide
                                                 Income       Investors     Investors      Growth        Return      Privatization
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                ---------     ---------     ---------     ---------     ---------      ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $   (3,400)   $   (7,632)   $   (3,310)   $   (59,891)   $   (4,995)   $   (3,777)
  Realized Gain (Loss) on Investment Activity       8,865         7,540         3,354         19,182         1,861         2,029
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........      97,317        93,187        40,929      1,120,763       100,209        25,329
                                               ----------    ----------    ----------    -----------    ----------    ----------
Increase (Decrease) in Net Assets
  Resulting from Operations .................     102,782        93,095        40,973      1,080,054        97,075        23,581
                                               ----------    ----------    ----------    -----------    ----------    ----------
Capital Transactions:
  Contract Deposits .........................     735,782     1,295,707       268,883      5,741,124       793,257       276,294
  Transfers Between Funds ...................     298,196       464,257       397,035      3,625,601       509,809       329,603
  Transfers From (To) AI Life ...............        --           7,405          --             --            --
  Administrative Charges ....................        (117)         (102)          (40)        (1,999)          (68)          (80)
  Contract Withdrawals ......................     (11,410)      (17,859)      (11,434)      (125,673)       (6,235)       (2,483)
  Deferred Sales Charges ....................        (232)         (119)          (22)        (5,814)          (84)          (31)
  Death Benefits ............................        --            --            --             --            --            --
                                               ----------    ----------    ----------    -----------    ----------    ----------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....   1,022,219     1,741,884       661,827      9,233,239     1,296,679       603,303
                                               ----------    ----------    ----------    -----------    ----------    ----------
Total Increase (Decrease) in Net Assets .....   1,125,001     1,834,979       702,800     10,313,293     1,393,754       626,884
Net Assets, at Beginning of Year ............     132,905        69,994        31,321        587,905        47,480        63,921
                                               ----------    ----------    ----------    -----------    ----------    ----------
Net Assets, at End of Year ..................  $1,257,906    $1,904,973    $  734,121    $10,901,198    $1,441,234    $  690,805
                                               ==========    ==========    ==========    ===========    ==========    ==========


                                                                 1994

                                                                  Money                       Growth &        Inter-
                                                                  Market         Growth        Income        national
                                                    Total       Portfolio      Portfolio      Portfolio      Portfolio
                                                    -----       ---------      ---------      ---------      ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............   $    18,265    $    14,414    $    (6,357)   $     9,350    $    (4,738)
  Realized Gain (Loss) on Investment Activity        20,415           --            5,524         10,503          8,741
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........      (189,962)          --          (18,043)       (38,575)       (20,545)
                                                                              -----------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting from Operations .................      (151,282)        14,414        (18,876)       (18,722)       (16,542)
                                                                              -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .........................     8,637,099      3,018,765        673,722      1,428,657        991,291
  Transfers Between Funds ...................          --         (898,617)       109,455        265,001        170,842
  Administrative Charges ....................          (954)           (49)          (201)          (350)          (114)
  Contract Withdrawals ......................      (126,914)       (35,111)        (3,750)       (41,074)        (3,802)
  Deferred Sales Charges ....................        (1,915)          --             --             (703)          --
                                                -----------    -----------    -----------    -----------    -----------
   Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....     8,507,316      2,084,988        779,226      1,651,531      1,158,217
                                                -----------    -----------    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .....     8,356,034      2,099,402        760,350      1,632,809      1,141,675
Net Assets, at Beginning of Year ............     1,297,670         16,014        392,475        441,947        239,958
                                                -----------    -----------    -----------    -----------    -----------
Net Assets, at End of Year ..................   $ 9,653,704    $ 2,115,416    $ 1,152,825    $ 2,074,756    $ 1,381,633
                                                ===========    ===========    ===========    ===========    ===========

                                                                1994
                                                  Short-Term         Global    U.S. Gov't       Global        N.Amer.
                                                  Multi-Market        Bond      High Grd    Dollar Gov't      Gov't
                                                   Portfolio      Portfolio   Portfolio      Portfolio      Portfolio
                                                   ---------      ---------   ---------      ---------      ---------


Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............   $     1,978    $     2,296    $     5,673    $      (132)   $    (2,182)
  Realized Gain (Loss) on Investment Activity          (430)        (2,130)        (1,938)          --              151
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........       (14,865)        (4,275)       (11,904)          (927)       (93,816)
                                                -----------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting from Operations .................       (13,317)        (4,118)        (8,169)        (1,059)       (95,847)
                                                -----------    -----------    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .........................        94,714        212,264        637,687         59,220        847,370
  Transfers Between Funds ...................          (478)        20,738         58,085           --           25,263
  Administrative Charges ....................           (33)           (84)          (123)          --             --
  Contract Withdrawals ......................           (60)       (11,067)       (31,101)          (201)          (200)
  Deferred Sales Charges ....................          --             (670)          (542)          --             --
                                                -----------    -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....        94,143        221,181        664,006         59,019        872,433
                                                -----------    -----------    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .....        80,826        217,063        655,837         57,960        776,586
Net Assets, at Beginning of Year ............        70,581         59,310         77,385           --             --
Net Assets, at End of Year ..................   $   151,407    $   276,373    $   733,222    $    57,960    $   776,586
                                                ===========    ===========    ===========    ===========    ===========


                                                            1994
                                                 Utility     Conservative     Growth                       Total         Worldwide
                                                  Income      Investors      Investors       Growth        Return      Privatization
                                                Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                ---------     ---------      ---------      ---------     ---------      ---------


Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) .............. $      (458)   $      (152)   $       (58)   $    (1,232)   $       (78)  $       (59)
  Realized Gain (Loss) on Investment Activity          (1)          --               (1)             6             (1)         --
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........      (1,551)           492           (219)        14,189           (125)          202
                                              -----------    -----------    -----------    -----------    -----------   -----------
Increase (Decrease) in Net Assets
  Resulting from Operations .................      (2,010)           340           (278)        12,963           (204)          143
                                              -----------    -----------    -----------    -----------    -----------   -----------
Capital Transactions:
  Contract Deposits .........................      89,098         45,002         25,250        436,832         19,298        57,929
  Transfers Between Funds ...................      46,365         24,652          6,349        138,110         28,386         5,849
  Administrative Charges ....................        --             --             --             --             --            --
  Contract Withdrawals ......................        (548)          --             --             --             --            --
  Deferred Sales Charges ....................        --             --             --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....     134,915         69,654         31,599        574,942         47,684        63,778
                                              -----------    -----------    -----------    -----------    -----------   -----------
Total Increase (Decrease) in Net Assets .....     132,905         69,994         31,321        587,905         47,480        63,921
Net Assets, at Beginning of Year ............        --             --             --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
Net Assets, at End of Year .................. $   132,905    $    69,994    $    31,321    $   587,905    $    47,480   $    63,921
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

4-5

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account A (the "Account") is a separate investment account established in June 1987 under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts (the "contracts"). The Account invests in shares of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Fund consists of fifteen series: Money Market Portfolio; Short-Term Multi-Market Portfolio; Premier Growth Portfolio (formerly the Growth Portfolio); Growth and Income Portfolio; International Portfolio; Global Bond Portfolio;
U.S.Government/High   Grade  Securities  Portfolio;   Global  Dollar  Government
Portfolio; North American Government Portfolio; Utility Income Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Growth Portfolio; Total Return Portfolio and World Privatization Portfolio. The Account invests in shares of other funds which are not available to these contracts.

On April 16, 1992, the initial investment was made in the Fund.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.


2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation -- The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes -- The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1995 and the reported amounts from operations and policy transactions during 1995 and 1994. Actual results could differ from those estimates.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A


                    NOTES TO FINANCIAL STATEMENTS (continued)




3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation on all contracts issued subsequent to April 1, 1994 (i.e. Variable Annuity II contracts) and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of purchase payments.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A


                    NOTES TO FINANCIAL STATEMENTS (continued)


4. Purchases of Investments

For the year ended December 31, 1995 investment activity in the Fund was as follows:

                                                           Cost of    Proceeds
  Shares of                                              Purchases    From Sales
  ---------                                              ---------    ----------

Alliance Variable Product Series Fund, Inc.:
  Money Market Portfolio ...........................   $12,870,122   $ 9,111,196
  Premier Growth Portfolio .........................     5,767,441       808,729
  Growth & Income Portfolio ........................     5,995,161     1,028,929
  International Portfolio ..........................     1,917,772       532,939
  Short-Term Multi-Market Portfolio ................       883,446       239,035
  Global Bond Portfolio ............................       609,386        26,318
  U.S. Government/High Grade Securities Portfolio ..     3,715,608       331,256
  Global Dollar Government Portfolio ...............       144,679        42,307
  North American Government Portfolio ..............       662,338       587,096
  Utility Income Portfolio .........................     1,085,769        67,034
  Conservative Investors Portfolio .................     1,902,672       168,602
  Growth Investors Portfolio .......................       681,600        23,110
  Growth Portfolio .................................     9,261,087        88,309
  Total Return Portfolio ...........................     1,309,428        17,782
  Worldwide Privatization Portfolio ................       623,657        24,175

For the year ended December 31, 1994 investment activity in the Fund was as follows:

                                                          Cost of       Proceeds
  Shares of                                               Purchases   From Sales
  ---------                                               ---------   ----------

Alliance Variable Product Series Fund, Inc.:
  Money Market Portfolio .............................   $2,951,824   $  844,456
  Premier Growth Portfolio ...........................      839,549       56,911
  Growth & Income Portfolio ..........................    1,774,507      102,841
  International Portfolio ............................    1,258,929       95,363
  Short-Term Multi-Market Portfolio ..................      146,207       49,865
  Global Bond Portfolio ..............................      247,971       24,290
  U.S. Government/High Grade Securities Portfolio ....      717,751       47,573
  Global Dollar Government Portfolio .................       59,220          293
  North American Government Portfolio ................      885,222       14,219
  Utility Income Portfolio ...........................      135,356          775
  Conservative Investors Portfolio ...................       69,652           90
  Growth Investors Portfolio .........................       31,598           32
  Growth Portfolio ...................................      574,622          382
  Total Return Portfolio .............................       47,684           43
  Worldwide Privatization Portfolio ..................       63,778           19


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1995, transactions in accumulation units of the account were as follows:

                                                Money         Premier      Growth &        Inter-      Short-Term
                                               Market         Growth        Income        national    Multi-Market
                                               Series         Series        Series         Series        Series
                                              --------       --------      --------       --------      --------
           VARIABLE ANNUITY
Units Purchased..........................  1,474,507.45    255,335.90     275,156.25     106,146.66    80,290.48
Units Withdrawn..........................    (59,780.26)    (6,829.75)    (12,306.52)    (10,060.65)       (6.30)
Units Transferred Between Funds..........   (929,873.13)    64,045.33      60,572.38       9,551.85   (14,774.17)
Units Transferred From (To) AI Life......   (139,332.95)          --             --             --           --
                                            -----------    ----------     ----------     ----------    ---------
Net Increase (Decrease)..................    345,521.11    312,551.48     323,422.11     105,637.86    65,510.01
Units, at Beginning of the Year..........    206,034.73    108,111.20     179,245.69     122,616.95    15,915.04
                                            -----------    ----------     ----------     ----------    ---------
Units, at End of the Year................    551,555.84    420,662.68     502,667.80     228,254.81    81,425.05
                                            ===========    ==========     ==========     ==========    =========
Unit Value at December 31, 1995..........       $ 10.64       $ 15.25        $ 15.52        $ 12.22      $ 10.03
                                            ===========    ==========     ==========     ==========    =========

                                               Global       U.S. Gov't      Global         N.Amer.        Utility
                                                Bond         High Grd    Dollar Gov't       Gov't         Income
                                               Series         Series        Series         Series         Series
                                              --------       --------      --------       --------       --------
Units Purchased..........................     25,508.98    206,884.09      11,512.25      51,797.75    68,523.56
Units Withdrawn..........................     (2,036.29)    (5,262.62)       (343.45)     (8,644.23)   (1,062.80)
Units Transferred Between Funds..........     25,325.29    112,980.43        (955.35)    (37,286.74)   21,891.91
Units Transferred From (To) AI Life......           --            --             --             --           --
                                            -----------    ----------     ----------     ----------    ---------
Net Increase (Decrease)..................     48,797.98    314,601.90      10,213.45       5,866.78    89,352.67
Units, at Beginning of the Period........     27,806.30     75,881.31       5,958.18      89,164.68    13,690.19
                                            -----------    ----------     ----------     ----------    ---------
Units, at Beginning of the Year..........     76,604.28    390,483.21      16,171.63      95,031.46   103,042.86
                                            ===========    ==========     ==========     ==========    =========
Units, at End of the Year................
Unit Value at December 31, 1995..........       $ 12.24       $ 11.38        $ 11.81        $ 10.55      $ 11.64
                                            ===========    ==========     ==========     ==========    =========

                                            Conservative      Growth                        Total       Worldwide
                                              Investors     Investors       Growth         Return     Privatization
                                               Series         Series        Series         Series        Series
                                              --------       --------      --------       --------      --------
Units Purchased..........................    117,399.46     24,345.73     451,869.60      71,975.09    25,896.57
Units Withdrawn..........................     (1,679.57)      (334.21)    (12,157.07)       (556.36)     (262.73)
Units Transferred Between Funds..........     41,703.20     35,565.66     280,735.13      44,804.97    30,777.77
Units Transferred From (To) AI Life......           --            --          554.38            --           --
                                            -----------    ----------     ----------     ----------    ---------
Net Increase (Decrease)..................    157,423.09     59,577.18     721,002.04     116,223.70    56,411.61
Units, at Beginning of the Year..........      6,977.55      3,185.25      56,106.84       4,871.12     6,357.69
                                            -----------    ----------     ----------     ----------    ---------
Units, at End of the Year................    164,400.64     62,762.43     777,108.88     121,094.82    62,769.30
                                            ===========    ==========     ==========     ==========    =========
Unit Value at December 31, 1995..........       $ 11.59       $ 11.70        $ 13.99        $ 11.90      $ 11.01
                                            ===========    ==========     ==========     ==========    =========


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

                                                Money         Premier      Growth &        Inter-       Short-Term
                                               Market          Growth       Income        national     Multi-Market
                                               Series         Series        Series         Series         Series
                                              --------       --------      --------       --------       --------
           VARIABLE ANNUITY II
Units Purchased..........................           --            --             --             --           --
Units Withdrawn..........................           --         (61.04)        (57.17)        (59.31)         --
Units Transferred Between Funds..........      3,518.68     35,795.31      30,186.10      17,119.79       679.80
Units Transferred From (To) AI Life......           --            --             --             --           --
                                               --------     ---------      ---------      ---------      -------
Net Increase (Decrease)..................      3,518.68     35,734.27      30,128.93      17,060.48       679.80
Units, at Beginning of the Year..........           --            --             --             --           --
                                               --------     ---------      ---------      ---------      -------
Units, at End of the Year................      3,518.68     35,734.27      30,128.93      17,060.48       679.80
                                               ========     =========      ========       ========       ======
Unit Value at December 31, 1995..........        $10.65        $15.26         $15.52         $12.23       $10.03
                                               ========     =========      =========      =========      =======

                                               Global       U.S. Gov't      Global         N.Amer.        Utility
                                                Bond         High Grd    Dollar Gov't       Gov't         Income
                                               Series         Series        Series         Series         Series
                                              --------       --------      --------       --------       --------
Units Purchased..........................           --            --             --             --           --
Units Withdrawn..........................         (0.47)       (58.92)           --             --         (1.29)
Units Transferred Between Funds..........      2,930.50      5,054.53            --             --      5,017.70
Units Transferred From (To) AI Life......           --            --             --             --           --
                                               --------      --------       --------       --------      -------
Net Increase (Decrease)..................      2,930.03      4,995.61            --             --      5,016.41
Units, at Beginning of the Period........           --            --             --             --           --
                                               --------      --------       --------       --------      -------
Units, at Beginning of the Year..........      2,930.03      4,995.61            --             --      5,016.41
                                               ========      ========       ========       ========      =======
Units, at End of the Year ...............
Unit Value at December 31, 1995..........        $12.25        $11.38         $11.13          $9.84       $11.64
                                               ========      ========       ========       ========      =======

                                            Conservative      Growth                        Total        Worldwide
                                              Investors      Investors      Growth         Return      Privatization
                                               Series         Series        Series         Series         Series
                                              --------       --------      --------       --------       --------
Units Purchased..........................           --            --             --             --           --
Units Withdrawn..........................           --            --             --             --           --
Units Transferred Between Funds..........           --            --        2,064.78            --           --
Units Transferred From (To) AI Life......           --            --             --             --           --
                                                -------      --------       --------       --------       ------
Net Increase (Decrease)..................           --            --        2,064.78            --           --
Units, at Beginning of the Year..........           --            --             --             --           --
                                                -------      --------       --------       --------       ------
Units, at End of the Year................           --            --        2,064.78            --           --
                                                =======      ========       ========       ========       ======
Unit Value at December 31, 1995..........        $11.19        $11.34         $14.00         $11.39       $11.01
                                                =======      ========       ========       ========       ======


                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Contract Owners of
American International Life Assurance Company of New York
Variable Account A

We have audited the accompanying statements of assets and liabilities of American Life Assurance Company of New York Variable Account A (the "Account") comprising the Money Market, Premier Growth, Growth and Income, International, Short-Term Multi-Market, Global Bond, U.S. Government/High Grade Securities, Global Dollar Government, North American Government, Utility Income, Conservative Investors, Growth Investors, Growth, Total Return, and Worldwide Privatization Subaccounts, as of December 31, 1995, an the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Variable Account A. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held at December 31, 1995 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American International Life Assurance Company of New York Variable Account A as of December 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 19, 1996

                     American International Life Assurance
                               Company of New York
                                 80 Pine Street
                               New York, NY 10005